Property, plant and equipment, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Depreciation charge | $	$ 49		$ 69		$ 60
ZHEJIANG TIANLAN
Depreciation charge | ¥		¥ 6,359		¥ 6,556		¥ 11,755